Document and Entity Information	May 18, 2021
Document and Entity Information [Abstract]
Entity Central Index Key	0000924805
Amendment Flag	false
Document Type	8-K
Document Period End Date	May 18, 2021
Entity Registrant Name	FREEDOM HOLDING CORP.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-33034
Entity Tax Identification Number	30-0233726
Entity Address, Address Line One	77/7 Al Farabi Ave., “Esentai Tower” BC, Floor 7
Entity Address, City or Town	Almaty
Entity Address, Country	KZ
Entity Address, Postal Zip Code	050040
City Area Code	7 727
Local Phone Number	311 10 64
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	FRHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false